Provisions for tax, labor and civil risks (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions for tax, labor and civil risks
Total provisions		R$ 39,750	R$ 36,076	R$ 32,844
Total judicial deposits		(37,781)	(34,707)	R$ (30,577)
Provisions for labor, tax and civil risks		1,969	1,369
Service tax (ISSQN) | Zenvia Brazil
Provisions for tax, labor and civil risks
Total provisions	[1]	37,525	34,666
Labor provisions
Provisions for tax, labor and civil risks
Total provisions		2,225	1,410
Labor appeals judicial deposits
Provisions for tax, labor and civil risks
Total judicial deposits		(220)	(10)
Labor appeals judicial deposits | Zenvia Brazil
Provisions for tax, labor and civil risks
Total judicial deposits	[1]	R$ (37,561)	R$ (34,697)

[1]	The amount of the liability related to the provision and judicial deposits for tax risk refers to the lawsuit filed by the City of Porto Alegre about the service tax (ISSQN) against Zenvia Brazil itself.